Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (7)	Adjusted EBITDA (thousands) (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023 (9)	$3,249,806	$10,128,470	$908,628	$2,626,772	$43.24	$59.15	$72,181	$224,835
2022	$793,820	($7,215,267)	$793,020	($1,349,647)	$43.60	$46.12	$17,676	$125,570
2021 (10)	$567,092	$13,334,200	$637,347	$6,011,246	$74.90	$71.28	$81,248	$105,490

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Bricker (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Bricker, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bricker during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Bricker’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$3,249,806	($1,500,000)	$8,378,664	$10,128,470
2022	$793,820	($492,195)	($7,516,892)	($7,215,267)
2021	$567,092	($0)	12,767,108	$13,334,200

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. All performance-based stock options were fully-vested as of December 31, 2023.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$870,970	$0	$566,682	$6,941,012	$0	$0	$8,378,664
2022	$352,663	($7,401,352)	$27,519	($495,722)	$0	$0	($7,516,892)
2021	$0	$10,480,064	$0	$2,287,044	$0	$0	$12,767,108

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Bricker, who serves as our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of these NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2021, Dave Davis and Gregory Mays; (ii) for 2022, Dave Davis and Rose Neale; and (iii) for 2023, Dave Davis, Grant Whitney, Gregory Mays, Rose Neale and Eric Levenhagen.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Bricker), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for these NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Compensation Actually Paid to Non-PEO NEOs
2023	$908,628	($255,000)	$1,973,144	$—	$2,626,772
2022	$793,020	($368,752)	($1,773,915)	$—	($1,349,647)
2021	$637,347	($0)	$5,373,899	$—	$6,011,246

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$221,412	($831)	$76,247	$1,676,316	$—	$—	$1,973,144
2021	$264,220	($1,950,545)	$20,619	($108,208)	$—	$—	($1,773,915)
2020	$0	$4,477,443	$0	$896,456	$—	$—	$5,373,899

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NYSE ARCA Airline Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
Adjusted EBITDA is defined as net income plus interest expense, depreciation and amortization, interest income, provision for income taxes, stock-based compensation expense, impact of Special Items, net, (as presented in Note 16 of Part II, Item 8 of the 2023 10-K) adjustments to the Tax Receivable Agreement (“TRA”) for the period (as presented in Note 14 of Part II, Item 8 of the 2023 10-K) and other cash and non-cash charges resulting from matters we consider not to be indicative of our ongoing operations.

(9)
Compensation Actually Paid for 2023 reflects the fact that a number of the NEOs’ performance-based stock options vested during 2023 and were fully vested by December 31, 2023. These options vested based on achievement of certain multiples of invested capital of our former major private equity holder and do not reflect amounts actually paid to the NEOs during such year.

(10)
Actual Compensation Paid for 2021 reflects the fact that the Company’s stock price increased following its IPO, which results in correspondingly higher valuations of equity-based awards as presented in the table above. These amounts do not necessarily reflect compensation paid or received during such year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The names of each of these NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2021, Dave Davis and Gregory Mays; (ii) for 2022, Dave Davis and Rose Neale; and (iii) for 2023, Dave Davis, Grant Whitney, Gregory Mays, Rose Neale and Eric Levenhagen.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NYSE ARCA Airline Index.
PEO Total Compensation Amount	$ 3,249,806	$ 793,820	$ 567,092
PEO Actually Paid Compensation Amount	$ 10,128,470	(7,215,267)	13,334,200
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Bricker, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bricker during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Bricker’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$3,249,806	($1,500,000)	$8,378,664	$10,128,470
2022	$793,820	($492,195)	($7,516,892)	($7,215,267)
2021	$567,092	($0)	12,767,108	$13,334,200

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. All performance-based stock options were fully-vested as of December 31, 2023.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$870,970	$0	$566,682	$6,941,012	$0	$0	$8,378,664
2022	$352,663	($7,401,352)	$27,519	($495,722)	$0	$0	($7,516,892)
2021	$0	$10,480,064	$0	$2,287,044	$0	$0	$12,767,108

Non-PEO NEO Average Total Compensation Amount	$ 908,628	793,020	637,347
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,626,772	(1,349,647)	6,011,246
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Bricker), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for these NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Compensation Actually Paid to Non-PEO NEOs
2023	$908,628	($255,000)	$1,973,144	$—	$2,626,772
2022	$793,020	($368,752)	($1,773,915)	$—	($1,349,647)
2021	$637,347	($0)	$5,373,899	$—	$6,011,246

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$221,412	($831)	$76,247	$1,676,316	$—	$—	$1,973,144
2021	$264,220	($1,950,545)	$20,619	($108,208)	$—	$—	($1,773,915)
2020	$0	$4,477,443	$0	$896,456	$—	$—	$5,373,899

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Compensation Actually Paid and Total Shareholder Return
Compensation actually paid to our CEO and non-CEO NEOs on average as a group (as calculated pursuant to Item 402(v) of Reg S-K) was highest during 2021, which correlates with our total share holder return for 2021, which was higher in 2021 than in 2022 or 2023. Relatedly, Company total shareholder return decreased from 2021 to 2022, and compensation actual paid also decreased from 2021 to 2022.

Compensation Actually Paid vs. Net Income
Relationship between Compensation Actually Paid and Net Income
Compensation actually paid to our CEO and non-CEO NEOs on average as a group (as calculated pursuant to Item 402(v) of Reg S-K) for 2021, 2022 and 2023 directly correlates to net income levels for those years. Specifically, compensation actually paid was lowest during 2022 (as compared to 2021 and 2023), and net income was lowest during 2022 (as compared to 2021 and 2023). Similarly, compensation actually paid was highest in 2021 (as compared to 2022 and 2023), and net income was highest during 2021 (as compared to 2022 and 2023).

Compensation Actually Paid vs. Company Selected Measure
Relationship between Compensation Actually Paid and Adjusted EBITDA
Compensation actually paid to our CEO and non-CEO NEOs on average as a group (as calculated pursuant to Item 402(v) of Reg S-K) for 2021, 2022 and 2023 does not directly correlate to Adjusted EBITDA for the years presented in the table. Compensation actually paid was highest in 2021 (as compared to 2022 and 2023), and Adjusted EBITDA was lowest during 2021 (as compared to 2022 and 2023). However, there is some correlation, given that compensation actually paid during 2023 increased from 2022, and Adjusted EBITDA similarly increased from 2022 to 2023.

Total Shareholder Return Vs Peer Group
Relationship between Company TSR and Peer Group TSR
For 2021, Company total shareholder return was slightly higher than peer group total shareholder return. During 2022, Company total shareholder return was slightly lower than peer group total shareholder return. Peer group total shareholder in 2023 increased from 2022, whereas Company total shareholder return for 2023 remained relatively consistent with 2022 levels.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows, in no particular order:

•	Fuel-neutral Adjusted EBT Margin

•	Adjusted EBT Margin Ranking

•	Adjusted CASM

Total Shareholder Return Amount	$ 43.24	43.6	74.9
Peer Group Total Shareholder Return Amount	59.15	46.12	71.28
Net Income (Loss)	$ 72,181,000	$ 17,676,000	$ 81,248,000
Company Selected Measure Amount	224,835,000	125,570,000	105,490,000
PEO Name	Mr. Bricker
Measure:: 1
Pay vs Performance Disclosure
Name	Fuel-neutral Adjusted EBT Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBT Margin Ranking
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted CASM
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,500,000)	$ (492,195)	$ 0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,378,664	(7,516,892)	12,767,108
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	870,970	352,663	0
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,401,352)	10,480,064
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	566,682	27,519	0
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,941,012	(495,722)	2,287,044
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(255,000)	(368,752)	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,973,144	(1,773,915)	5,373,899
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,412	264,220	0
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(831)	(1,950,545)	4,477,443
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,247	20,619	0
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,676,316	(108,208)	896,456
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0